Related Party Transactions	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2024	2023	2022
Officers:
Payroll and other short-term benefits	$-	$-	$32,533
Consulting fees	422,522	410,066	453,519
Share based compensation	185,843	124,808	772,786
	$608,365	$534,874	$1,258,838
Directors:
Directors’ fees and payroll	$242,603	$182,261	$124,746
Share based compensation	296,728	121,981	43,485
	$539,331	$304,242	$168,231

(ii)	Balances with related parties

	October 31,	October 31,
	2024	2023
Amounts owed to officers	$29,498	$29,666
Amounts owed to directors	19,464	12,767
	$48,962	$42,433

b.

On March 7, 2022, the Company signed an agreement with SciSparc Ltd (“SciSparc”), pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc.

In June 2023, the Company entered into a research agreement with the Hebrew University of Jerusalem to evaluate it’s and SciSparc’s combination treatment for obesity and metabolic syndrome.

To date, the collaboration has resulted in the filing of nine patent applications. To the extent the parties determine to proceed to a commercial cooperation, they will enter into a joint venture where the parties share the economics and rights on a 50%-50% basis. To date, no determination has been made to pursue the joint venture and the development of the molecule remains in a very early stage.

The Company incurred research and development expenses conducted within the framework of the Cooperation Agreement in the amount of $50,319, $141,409 and $194,205 for the years ended October 31, 2024, 2023 and 2022, respectively. As of October 31, 2024, $131,839 is owed to the Company by SciSparc (As of October 31, 2023- $136,002).

c.	The Company shares office space with SciSparc and participates in the payment of office expenses– see Note 4.